Loans and Financing - Schedule of Loans and Financing (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Foreign currency
Financing expenses, Current	$ 999,408	$ 2,084,225
Financing expenses, Non-current	19,769,235	17,242,571
Foreign currency [Member]
Foreign currency
Financing expenses, Current	500,055	1,228,828
Financing expenses, Non-current	104,022	69,103
Local currency [Member]
Foreign currency
Financing expenses, Current	499,353	855,397
Financing expenses, Non-current	$ 19,665,213	17,173,468
Local currency [Member] | Notes 5,5% JBS Lux 2036 [Member]
Foreign currency
Average annual interest rate	5.50%
Currency	USD
Index
Payment terms / non-current debt	2036
Financing expenses, Current	$ 16,424
Financing expenses, Non-current	$ 1,230,880
Local currency [Member] | Notes 6,38% JBS Lux 2066 [Member]
Foreign currency
Average annual interest rate	6.38%
Currency	USD
Index
Payment terms / non-current debt	2066
Financing expenses, Current	$ 15,229
Financing expenses, Non-current	$ 983,964
Local currency [Member] | Notes 6,38% JBS USA 2055 [Member]
Foreign currency
Average annual interest rate	6.38%
Currency	USD
Index
Payment terms / non-current debt	2055
Financing expenses, Current	$ 4,516
Financing expenses, Non-current	$ 730,609
ACC - Advances on exchange contracts [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.04%
Currency	USD
Index
Payment terms / non-current debt	2025
Financing expenses, Current	$ 241,272	1,015,010
Financing expenses, Non-current
Prepayment [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.69%
Currency	USD
Index	SOFR
Payment terms / non-current debt	2025 - 27
Financing expenses, Current		100,296
Financing expenses, Non-current
FINIMP – Import Financing [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.46%
Currency	EUR
Index	Euribor
Payment terms / non-current debt	2025
Financing expenses, Current		614
Financing expenses, Non-current
Working capital - Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	4.14%
Currency	USD
Index	SOFR
Payment terms / non-current debt	2030
Financing expenses, Current	$ 2,435	6,238
Financing expenses, Non-current	$ 1,925	2,223
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.36%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current	$ 2,554	719
Financing expenses, Non-current	$ 100,361	65,189
Export credit note [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	4.94%
Currency	USD
Index	SOFR
Payment terms / non-current debt	2025
Financing expenses, Current	$ 251,707	102,367
Financing expenses, Non-current
Export credit note [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	16.76%
Currency	BRL
Index	CDI
Payment terms / non-current debt	2025 - 30
Financing expenses, Current	$ 902	858
Financing expenses, Non-current	$ 463	847
Others [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	6.88%
Currency	Several
Index	Several
Financing expenses, Current	$ 2,087	3,584
Financing expenses, Non-current	$ 1,736	1,691
Others [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	0.44%
Currency	Several
Index	Several
Payment terms / non-current debt
Financing expenses, Current	$ 36,137	38,327
Financing expenses, Non-current	$ 118,929	140,454
FINAME [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.00%
Currency	BRL
Index
Payment terms / non-current debt	2025
Financing expenses, Current		5
Financing expenses, Non-current
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.50%
Currency	USD
Index
Payment terms / non-current debt	2027
Financing expenses, Current	$ 544	11,458
Financing expenses, Non-current	$ 105,133	990,319
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.13%
Currency	USD
Index
Payment terms / non-current debt	2028
Financing expenses, Current		19,085
Financing expenses, Non-current		889,288
Notes 6.5% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current		934
Financing expenses, Non-current		69,842
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current	$ 2,850	7,399
Financing expenses, Non-current	$ 590,875	588,860
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.50%
Currency	USD
Index
Payment terms / non-current debt	2030
Financing expenses, Current		31,312
Financing expenses, Non-current		1,241,293
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.75%
Currency	USD
Index
Payment terms / non-current debt	2031
Financing expenses, Current	$ 6,060	1,489
Financing expenses, Non-current	$ 489,420	488,985
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%
Currency	USD
Index
Payment terms / non-current debt	2032
Financing expenses, Current	$ 11,167	3,750
Financing expenses, Non-current	$ 984,417	982,670
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.63%
Currency	USD
Index
Payment terms / non-current debt	2032
Financing expenses, Current	$ 7,219	16,096
Financing expenses, Non-current	$ 956,900	955,546
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.75%
Currency	USD
Index
Payment terms / non-current debt	2033
Financing expenses, Current	$ 47,242	23,621
Financing expenses, Non-current	$ 1,629,438	1,626,266
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.75%
Currency	USD
Index
Payment terms / non-current debt	2034
Financing expenses, Current	$ 3,956	30,068
Financing expenses, Non-current	$ 1,487,415	1,485,757
Notes 5,95% JBS USA 2035 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.95%
Currency	USD
Index
Payment terms / non-current debt	2035
Financing expenses, Current	$ 40,989
Financing expenses, Non-current	$ 986,961
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.38%
Currency	USD
Index
Payment terms / non-current debt	2052
Financing expenses, Current	$ 6,234	16,188
Financing expenses, Non-current	$ 888,030	887,691
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%
Currency	USD
Index
Payment terms / non-current debt	2052
Financing expenses, Current	$ 32,981	8,106
Financing expenses, Non-current	$ 1,526,693	1,526,099
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.25%
Currency	USD
Index
Payment terms / non-current debt	2053
Financing expenses, Current	$ 24,288	8,038
Financing expenses, Non-current	$ 883,647	883,217
Notes 6,25% JBS Lux 2056 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%
Currency	USD
Index
Payment terms / non-current debt	2056
Financing expenses, Current	$ 18,663
Financing expenses, Non-current	$ 1,234,907
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.25%
Currency	USD
Index
Payment terms / non-current debt	2031
Financing expenses, Current	$ 15,415	7,577
Financing expenses, Non-current	$ 786,715	844,203
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.50%
Currency	USD
Index
Payment terms / non-current debt	2032
Financing expenses, Current	$ 2,449	10,413
Financing expenses, Non-current	$ 892,658	892,253
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%
Currency	USD
Index
Payment terms / non-current debt	2033
Financing expenses, Current	$ 14,094	30,285
Financing expenses, Non-current	$ 910,519	966,001
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.88%
Currency	USD
Index
Payment terms / non-current debt	2034
Financing expenses, Current	$ 12,795	4,201
Financing expenses, Non-current	$ 487,215	486,078
Working capital - Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.48%
Currency	EUR
Index	Euribor
Payment terms / non-current debt	2025 - 28
Financing expenses, Current	$ 37,959	21,789
Financing expenses, Non-current	$ 14,681	8,684
Working capital - Reais [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.65%
Currency	GBP
Index
Payment terms / non-current debt	2025
Financing expenses, Current	$ 9,543
Financing expenses, Non-current
Credit line - Scott [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	16.64%
Currency	BRL
Index
Payment terms / non-current debt	2028
Financing expenses, Current	$ 1,590	9,346
Financing expenses, Non-current	$ 27	815
Livestock financing - Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	10.83%
Currency	BRL
Index
Payment terms / non-current debt	2025
Financing expenses, Current		341,493
Financing expenses, Non-current
Livestock Financing [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.90%
Currency	BRL
Index	CDI
Payment terms / non-current debt	2026
Financing expenses, Current	$ 114,174
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificate [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.05%
Currency	BRL
Index	IPCA
Payment terms / non-current debt
Financing expenses, Current	$ 15,933	11,415
Financing expenses, Non-current	$ 1,744,717	1,218,300
Commercial Paper [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.00%
Currency
Index
Payment terms / non-current debt
Financing expenses, Current		202,144
Financing expenses, Non-current